Derivative Instruments and Hedging Activity - Additional Information (Detail) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of the interest rate contracts in liability positions				$ 2,000,000
Fair value of the interest rate contracts in asset positions				1,000,000
Ineffectiveness on cash flow hedges				0
Interest rate contracts outstanding					$ 0
Net gain on derivatives deferred in accumulated other comprehensive income (AOCI)	$ 38,000,000		$ 38,000,000	(1,000,000)
Maximum length of time hedge in cash flow hedge			15 months
Losses on hedged item in fair value hedge	32,000,000		$ 20,000,000
Deferred, net after-tax gains on derivative instruments expected to be recognized in next 12 months			17,000,000
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount	130,000,000		130,000,000
Forward Starting Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount				550,000,000
Derivative, notional amount		$ 1,800,000,000
Net gain on derivatives deferred in accumulated other comprehensive income (AOCI)	37,000,000		37,000,000
Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount	1,400,000,000		1,400,000,000
Deferred gain on foreign exchange contracts			43,000,000
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount	$ 1,000,000,000		$ 1,000,000,000
Interest Rate Swap | Fair value hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative notional amount				0
Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI				$ (1,000,000)